United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-03586

                            Alliance Municipal Trust
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: June 30, 2003

                     Date of reporting period: June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO


Alliance Capital [LOGO](R)


ANNUAL REPORT
JUNE 30, 2003

STATEMENT OF NET ASSETS
June 30, 2003                      Alliance Municipal Trust - Florida Portfolio
_______________________________________________________________________________

 Principal
   Amount
   (000)         Security(a)                          Yield               Value
-------------------------------------------------------------------------------
                 MUNICIPAL BONDS-64.3%
                 FLORIDA-62.6%
                 ALACHUA COUNTY IDR
                 (Florida Rock Industries,
                 Inc.) AMT
  $ 5,000        11/01/22 (b)                          1.10%       $  5,000,000
                 CITY OF TAMPA
                 (Tampa Preparatory
                 School, Inc.)
                 Series 00
    2,000        11/01/25 (b)                          0.95           2,000,000
                 COCONUT CREEK IDR
                 (Elite Aluminum Corp.
                 Project)
                 Series 02 AMT
    2,000        11/01/22 (b)                          1.10           2,000,000
                 DADE COUNTY IDA
                 (Florida Convalescent
                 Association Project)
                 Series 86 AMT
    1,625        12/01/11 (b)                          1.25           1,625,000
                 ESCAMBIA COUNTY
                 (Gelman Sciences, Inc.
                 Project)
                 Series 96 AMT
    1,200        7/01/04 (b)                           1.10           1,200,000
                 FLORIDA GULF COAST
                 UNIVERSITY FOUNDATION
                 COP
                 Series 02A
    2,500        8/01/32 (b)                           1.10           2,500,000
                 FLORIDA HFA MFHR
                 (CHARLESTON LANDINGS
                 Apartments)
                 Series 01I-A
    6,000        7/01/31 (b)                           0.95           6,000,000
                 FLORIDA HFA MFHR
                 (EEE-Carlton Arms II)
    4,500        12/01/08 (b)                          1.12           4,500,000
                 FLORIDA HFA MFHR
                 (Hampton Lakes)
                 Series 85U
    8,300        7/01/08 (b)                           1.05           8,300,000
                 FLORIDA HOUSING
                 FINANCE CORP. MFHR
                 (Tuscany Lakes Apts.)
                 Series 02K-1 AMT
    1,500        11/15/35 (b)                          1.13           1,500,000
                 FLORIDA HOUSING
                 FINANCE CORP. MFHR
                 (Victoria Park Apts.)
                 Series 02J-1
    5,000        10/15/32 (b)                          1.00           5,000,000
                 GULF BREEZE
                 (Florida Municipal
                 Bond Fund)
                 Series 96A
    2,000        3/31/21 (b)                           1.00           2,000,000
                 HILLSBOROUGH COUNTY
                 HFA MFHR
                 (Brandon Crossing
                 Apts.)
                 Series 98A AMT
    6,300        11/15/31 (b)                          1.00           6,300,000
                 HILLSBOROUGH COUNTY
                 HFA MFHR
                 (Royal Palm Key
                 Apts. Project)
                 Series 02 AMT
    5,930        7/15/35 (b)                           1.03           5,930,000
                 HILLSBOROUGH COUNTY
                 IDR
                 (Seaboard Tampa) AMT
    5,500        12/01/16 (b)                          1.15           5,500,000
                 JACKSONVILLE ECONOMIC
                 DEVELOPMENT
                 COMMUNITY
                 (Bolles School Project)
                 Series 99A
    2,305        7/01/14 (b)                           1.00           2,305,000
                 JACKSONVILLE ELECTRIC
                 AUTHORITY
                 (Electric Systems)
                 Series 00F
    2,000        10/01/30 (b)                          1.00           2,000,000
                 JACKSONVILLE IDR
                 (University of Florida
                 Health Science Center)
                 Series 89
      900        7/01/19 (b)                           1.05             900,000
                 LEE COUNTY IDA
                 (Cypress Cove at
                 Healthpark)
                 Series 02B
    2,850        10/01/07 (b)                          1.05           2,850,000
                 LEE COUNTY IDA
                 (Suncoast Aluminum)
                 Series 02A AMT
    2,115        10/01/16 (b)                          1.10           2,115,000

STATEMENT OF NET ASSETS
(continued)                       Alliance Municipal Trust - Florida Portfolio
_______________________________________________________________________________



 Principal
   Amount
   (000)         Security(a)                          Yield               Value
-------------------------------------------------------------------------------
                 MANATEE COUNTY HFA
                 MFHR
                 (Harbour Project)
                 Series 90B
  $ 2,200        12/01/07 (b)                          1.10%       $  2,200,000
                 MIAMI-DADE COUNTY
                 IDA
                 (Professional
                 Modification Project)
                 Series 98 AMT
    6,000        8/01/18 (b)                           1.10           6,000,000
                 OKEECHOBEE COUNTY
                 (Chambers Waste
                 System)
                 Series 89 AMT
    1,300        3/01/06 (b)                           1.10           1,300,000
                 ORANGE COUNTY HFA
                 (Osprey Ridge Apts.
                 Project)
                 Series 00H AMT
    3,800        2/15/33 (b)                           1.03           3,800,000
                 ORANGE COUNTY HFA
                 MFHR
                 (Charleston Club Apts.)
                 Series 01A
    6,000        7/15/34 (b)                           1.05           6,000,000
                 OSCEOLA COUNTY HFA
                 MFHR
                 (Regatta Bay Apts.)
                 Series 02A AMT
    5,220        9/15/35 (b)                           1.03           5,220,000
                 PALM BEACH COUNTY
                 (Zoological Society
                 Project)
                 Series 01
    5,500        5/01/31 (b)                           1.05           5,500,000
                 PALM BEACH COUNTY
                 AIRPORT REVENUE
                 (Jet Aviation Project)
                 Series 99 AMT
    3,000        11/01/14 (b)                          1.10           3,000,000
                 PALM BEACH COUNTY
                 EDUCATIONAL FACILITIES
                 (Atlantic College)
                 Series 01
    1,400        12/01/31 (b)                          1.05           1,400,000
                 PALM BEACH IDR
                 (Florida Convalescent
                 Center Project) AMT
    2,010        11/01/11 (b)                          1.25           2,010,000
                 POLK COUNTY IDA
                 (Florida Treatt, Inc.
                 Project)
                 Series 01 AMT
    4,620        7/01/21 (b)                           1.15           4,620,000
                 SEMINOLE COUNTY
                 SCHOOL DISTRICT TAN
                 Series 03
    5,000        8/19/03                               1.43           5,004,799
                 ST. JOHN COUNTY IDA
                 (Glenmoor at
                 St. John's Project)
                 Series 99C
    4,000        1/01/07 (b)                           0.95           4,000,000
                 ST. LUCIE COUNTY IDR
                 (Freedom Plastics
                 Project)
                 Series 00 AMT
    4,900        11/01/20 (b)                          1.06           4,900,000
                 TAMPA EDUCATIONAL
                 FACILITIES
                 (Academy of the
                 Holy Names Project)
                 Series 01
    5,000        3/01/22 (b)                           1.00           5,000,000
                                                                  -------------
                                                                    129,479,799
                                                                  -------------
                 ILLINOIS-0.3%
                 WILL COUNTY FACILITIES
                 REVENUE
                 (BP Amoco
                 Chemical Co. Project)
                 Series 03 AMT
      600        7/01/33 (b)                           0.97             600,000
                                                                  -------------
                 INDIANA-0.3%
                 WHITING ENVIROMENTAL
                 FACILITIES REVENUE
                 (BP Amoco Products
                 North America Project)
                 Series 02 AMT
      700        7/01/35 (b)                           0.97             700,000
                                                                  -------------
                 TEXAS-0.6%
                 BRAZOS RIVER HARBOR
                 NAVIGATION DISTRICT
                 (Merey Sweeny LP
                 Project)
                 Series 01B AMT
      800        4/01/21 (b)                           1.00             800,000

                                   Alliance Municipal Trust - Florida Portfolio
_______________________________________________________________________________



 Principal
   Amount
   (000)         Security(a)                          Yield               Value
-------------------------------------------------------------------------------
                 GULF COAST WASTE
                 DISPOSAL AUTHORITY
                 (Amoco Oil Co. Project)
                 Series 96 AMT
   $  500        5/01/24 (b)                           0.97%      $     500,000
                                                                  -------------
                                                                      1,300,000
                                                                  -------------
                 VIRGINIA-0.5%
                 KING GEORGE COUNTY
                 IDA
                 (Birchwood Power
                 Partners)
                 Series 97 AMT
    1,000        3/01/27 (b)                           0.98           1,000,000
                                                                  -------------
                 Total Municipal Bonds
                 (amortized cost
                 $133,079,799)                                      133,079,799
                                                                  -------------
                 COMMERCIAL
                 PAPER-35.5%
                 DISTRICT OF
                 COLUMBIA-1.0%
                 DISTRICT OF COLUMBIA
                 WATER & SEWER AUTHORITY
                 Series A
    2,000        8/28/03                               0.85           2,000,000
                                                                  -------------
                 FLORIDA-21.7%
                 FLORIDA LOCAL
                 GOVERNMENT
                 COMMISSION
                 SERIES A
    4,000        8/12/03                               1.10           4,000,000
                 FLORIDA LOCAL
                 GOVERNMENT
                 COMMISSION
                 Series A
    1,726        9/08/03                               1.10           1,726,000
                 GREATER ORLANDO
                 AVIATION AUTHORITY
                 (Airport Facilities)
                 Series B AMT
    3,500        8/07/03                               1.10           3,500,000
                 GREATER ORLANDO
                 AVIATION AUTHORITY
                 (Airport Facilities)
                 Series B AMT
    3,500        8/13/03                               1.10           3,500,000
                 HILLSBOROUGH
                 COUNTY AVIATION
                 (Airport Facilities
                 Subordinate Notes)
                 Series D AMT
    3,000        8/26/03                               1.00           3,000,000
                 HILLSBOROUGH
                 COUNTY AVIATION
                 (PFC Project)
                 Series B AMT
    6,576        8/12/03                               1.10           6,576,000
                 INDIAN RIVER
                 (Hospital District)
                 Series 90
    3,000        8/13/03                               1.10           3,000,000
                 INDIAN RIVER
                 (Hospital District)
                 Series 90
    4,000        8/14/03                               1.10           4,000,000
                 INDIAN RIVER
                 (Hospital District)
                 Series 90
    3,000        7/16/03                               1.15           3,000,000
                 MIAMI-DADE COUNTY
                 AVIATION
                 (Miami International
                 Airport)
                 Series A AMT
    3,010        8/11/03                               1.10           3,010,000
                 MIAMI-DADE COUNTY
                 AVIATION
                 (Miami International
                 Airport)
                 Series A AMT
    4,500        7/11/03                               1.15           4,500,000
                 SARASOTA COUNTY PUBLIC
                 HOSPITAL DISTRICT
                 (Sarasota Memorial
                 Hospital)
                 Series C
    4,000        9/12/03                               0.95           4,000,000
                 SARASOTA COUNTY PUBLIC
                 HOSPITAL DISTRICT
                 (Sarasota Memorial
                 Hospital)
                 Series C
    1,000        8/12/03                               1.10           1,000,000
                                                                  -------------
                                                                     44,812,000
                                                                  -------------

STATEMENT OF NET ASSETS
(continued)                       Alliance Municipal Trust - Florida Portfolio
_______________________________________________________________________________



 Principal
   Amount
   (000)         Security(a)                          Yield               Value
-------------------------------------------------------------------------------
                 KENTUCKY-2.6%
                 PENDLETON COUNTY
                 (KENTUCKY ASSOCIATION
                 of County Leasing)
  $ 5,400        9/12/03                               1.05%      $   5,400,000
                                                                  -------------
                 MASSACHUSETTS-2.5%
                 MASSACHUSETTS WATER
                 RESOURCES AUTHORITY
                 Series 94
    5,200        9/10/03                               0.95           5,200,000
                                                                  -------------
                 TEXAS-2.2%
                 UNIVERSITY OF TEXAS
                 BOARD OF REGENTS
                 (Permanent University
                 Fund)
                 Series 02A
    4,600        10/09/03                              0.90           4,600,000
                                                                  -------------
                 WASHINGTON-0.7%
                 PORT OF SEATTLE
                 Series 01B-2 AMT
    1,430        7/16/03                               1.10           1,430,000
                                                                  -------------
                 WEST VIRGINIA-4.8%
                 WEST VIRGINIA PUBLIC
                 ENERGY AUTHORITY
                 (Morgantown Energy
                 Association Project)
                 Series 89A AMT
    9,900        9/08/03                               1.05           9,900,000
                                                                  -------------
                 Total Commercial Paper
                 (amortized cost
                 $73,342,000)                                        73,342,000
                                                                  -------------
                 TOTAL INVESTMENTS-99.8%
                 (amortized cost
                 $206,421,799)                                      206,421,799
                 Other assets less
                 liabilities-0.2%                                       513,320
                                                                  -------------
                 NET ASSETS-100%
                 (offering and redemption
                 price of $1.00 per share;
                 206,935,253 shares
                 outstanding)                                     $ 206,935,119
                                                                  =============


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMT - Alternative Minimum Tax

COP - Certificate of Participation

HFA - Housing Finance Agency/Authority

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

MFHR - Multi-Family Housing Revenue

TAN - Tax Anticipation Note

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2003          Alliance Municipal Trust - Florida Portfolio
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                         $ 3,039,592

EXPENSES
  Advisory fee (Note B)                            $ 1,150,926
  Distribution assistance and administrative
    service (Note C)                                 1,026,691
  Custodian fees                                        89,142
  Transfer agency (Note B)                              53,116
  Printing                                              34,327
  Audit and legal fees                                  34,052
  Registration fees                                     27,717
  Trustees' fees                                         2,100
  Miscellaneous                                         18,962
                                                   -----------
  Total expenses                                     2,437,033
  Less: expense offset arrangement (Note B)                (31)
  Less: expenses waived and reimbursed (Note B)       (135,973)
                                                   -----------
  Net expenses                                                       2,301,029
                                                                   -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $   738,563
                                                                   ===========


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                   Alliance Municipal Trust - Florida Portfolio
_______________________________________________________________________________


                                                  YEAR ENDED       YEAR ENDED
                                                JUNE 30, 2003    JUNE 30, 2002
                                                ==============   ==============
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                         $      738,563   $    2,010,362
  Net realized loss on investment
    transactions                                            -0-             (30)
                                                --------------   --------------
  Net increase in net assets from
    operations                                         738,563        2,010,332

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                               (738,563)      (2,010,362)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net decrease (Note E)                               (681,600)     (30,285,256)
                                                --------------   --------------
  Total decrease                                      (681,600)     (30,285,286)

NET ASSETS
  Beginning of period                              207,616,719      237,902,005
                                                --------------   --------------
  End of period                                 $  206,935,119   $  207,616,719
                                                ==============   ==============


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003                     Alliance Municipal Trust - Florida Portfolio
_______________________________________________________________________________

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio (the "Portfolio"), Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2003, the contractual reimbursement amounted to $135,973. In addition, the Adviser voluntarily waived a portion of its fees in the amount of $824, for the period January 15 through January 21, 2003.

NOTES TO FINANCIAL STATEMENTS
(continued)                       Alliance Municipal Trust - Florida Portfolio
_______________________________________________________________________________

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS) a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,408 for the year ended June 30, 2003.

For the year ended June 30, 2003, the Portfolio's expenses were reduced by $31 under an expense offset arrangement with AGIS.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN

Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2003, the distribution fee amounted to $575,463. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2003, such payments by the Portfolio amounted to $451,228 of which $93,500 was paid to the Adviser.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At June 30, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2003, the Portfolio had a capital loss carryforward of $134 of which $104 expires in the year 2005 and $30 expires in 2011. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. Dividends paid from net investment income for the years ended June 30, 2003 and 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. On June 30, 2003, capital paid-in aggregated $206,935,253. Transactions, all at $1.00 per share, were as follows:

                                                  Year Ended      Year Ended
                                                    June 30,        June 30,
                                                      2003            2002
                                                 ==============   ==============
Shares sold                                        628,451,960      704,208,886
Shares issued on reinvestments of dividends            738,563        2,010,362
Shares redeemed                                   (629,872,123)    (736,504,504)
                                                --------------   --------------
Net decrease                                          (681,600)     (30,285,256)
                                                 ==============   ==============

FINANCIAL HIGHLIGHTS

                                   Alliance Municipal Trust - Florida Portfolio
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                                                  YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00
                                             -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .003         .008         .028         .028         .024
                                             -----------  -----------  -----------  -----------  -----------
LESS: DIVIDENDS
Dividends from net investment income           (.003)       (.008)       (.028)       (.028)       (.024)
                                             -----------  -----------  -----------  -----------  -----------
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00
                                             -----------  -----------  -----------  -----------  -----------
                                             -----------  -----------  -----------  -----------  -----------
TOTAL RETURN
Total investment return based on
  net asset value (b)                            .32%         .85%        2.87%        2.82%        2.41%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $206,935     $207,617     $237,902     $203,730     $136,916
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.06%        1.04%        1.03%        1.08%        1.08%
  Net investment income (a)                      .32%         .83%        2.76%        2.79%        2.36%



(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT AUDITORS
                                   Alliance Municipal Trust - Florida Portfolio
_______________________________________________________________________________


To the Board of Trustees and Shareholders of Alliance Municipal Trust - Florida Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - Florida Portfolio (the "Fund") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended June 30, 1999 were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP
New York, New York
August 14, 2003

                                   Alliance Municipal Trust - Florida Portfolio
_______________________________________________________________________________

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES

John D. Carifa, CHAIRMAN
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)


OFFICERS

John D. Carifa, CHAIRMAN
Susan L. Matteson, PRESIDENT
Drew A. Biegel, SENIOR VICE PRESIDENT
John R. Bonczek, SENIOR VICE PRESIDENT
Kathleen A. Corbet, SENIOR VICE PRESIDENT
Patricia Ittner, SENIOR VICE PRESIDENT
Robert I. Kurzweil, SENIOR VICE PRESIDENT
Doris T. Muller, SENIOR VICE PRESIDENT
William E. Oliver, SENIOR VICE PRESIDENT
Raymond J. Papera, SENIOR VICE PRESIDENT
William J. Fagan, VICE PRESIDENT
Linda N. Kelley, VICE PRESIDENT
Joseph R. LaSpina, VICE PRESIDENT
Eileen M. Murphy, VICE PRESIDENT
Maria C. Sazon, VICE PRESIDENT
Edmund P. Bergan, Jr., SECRETARY
Mark D. Gersten, TREASURER AND CHIEF FINANCIAL OFFICER
Thomas R. Manley, CONTROLLER


CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-Free (800) 221-5672

INDEPENDENT AUDITORS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Members of the Audit Committee

                                   Alliance Municipal Trust - Florida Portfolio
_______________________________________________________________________________


MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.


                                                                               PORTFOLIOS
                                                                                 IN FUND            OTHER
    NAME, AGE, ADDRESS                      PRINCIPAL                            COMPLEX         DIRECTORSHIPS
        OF TRUSTEE                         OCCUPATION(S)                       OVERSEEN BY          HELD BY
    (YEARS OF SERVICE)                  DURING PAST 5 YEARS                      TRUSTEE            TRUSTEE
--------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE

John D. Carifa, 58,               President, Chief Operating Officer and a          113             None
1345 Avenue of the Americas,      Director of ACMC, with which he has been
New York, NY 10105 (14)           associated since prior to 1998.

DISINTERESTED TRUSTEES

Sam Y. Cross, 76                  Formerly Executive Vice President of The           15             None
4046 Chancery Court, N.W.,        Federal Reserve Bank of New York and
Washington, DC 20007 (11)         manager for foreign operations for The
                                  Federal Reserve System.

Charles H.P. Duell, 65            President of Middleton Place Foundation            15             None
Middleton Place Foundation,       and President of the Middleton Inn
4300 Ashley River Road,           Company with which he has been
Charleston, SC 29414 (18)         associated since prior to 1998. He is
                                  also a Trustee Emeritus of the National
                                  Trust for Historic Preservation and formerly
                                  A DIRECTOR OF THE GRAND TETON LODGE COMPANY
                                  and GRC, International and Chairman of The
                                  Board of Architectural Review of the City of
                                  Charleston.

William H. Foulk, Jr., 70         An Investment Adviser and an Independent          110             None
2 Sound View Drive, Suite 100,    Consultant. He was formerly Senior
Greenwich, CT 06830 (19)          Manager of Barrett Associates, Inc., a
                                  registered investment adviser, with which
                                  he had been associated since prior to 1998.
                                  He was formerly Deputy Comptroller of the
                                  State of New York and, prior thereto,
                                  Chief Investment Officer of the New York
                                  Bank for Savings.

David K. Storrs, 59               President of Alternative Investment Group,         15             None
65 South Gate Lane,               LLC (an investment firm). He was formerly
Southport, CT 06890 (14)          President of The Common Fund (investment
                                  management for educational institutions)
                                  with which he had been associated since
                                  prior to 1998.

Shelby White, 64,                 An author and financial journalist.                15             None
One Sutton Place South,
New York, NY 10022 (11)



                                   Alliance Municipal Trust - Florida Portfolio
_______________________________________________________________________________

OFFICER INFORMATION

Certain information concerning the Fund's Officers is listed below.



     NAME, ADDRESS*                POSITION(S) HELD                          PRINCIPAL OCCUPATION
         AND AGE                      WITH FUND                              DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

John D. Carifa, 58                Chairman                        See biography above.

Susan L. Matteson, 40             President                       Senior Vice President of ACMC** and President
                                                                  Alliance Cash Management Services with which
                                                                  she has been associated since prior to 1998.

Kathleen A. Corbet, 43            Senior Vice President           Executive Vice President of ACMC** with which
                                                                  she has been associated since prior to 1998.

Drew A. Biegel, 52                Senior Vice President           Vice President of ACMC** with which he has been
                                                                  associated since prior to 1998.

John R. Bonczek, 43               Senior Vice President           Senior Vice President of ABIRM** with which he
                                                                  has been associated since prior to 1998.

Patricia Ittner, 52               Senior Vice President           Vice President of ACMC** with which she has
                                                                  been associated since prior to 1998.

Robert I. Kurzweil, 52            Senior Vice President           Vice President of ABIRM** with which he has
                                                                  been associated since prior to 1998.

Doris T. Muller, 39               Senior Vice President           Vice President of ABIRM** with which she has
                                                                  been associated since prior to 1998.

William E. Oliver, 53             Senior Vice President           Senior Vice President of ACMC** with which he
                                                                  has been associated since prior to 1998.

Raymond J. Papera, 47             Senior Vice President           Senior Vice President of ACMC** with which he
                                                                  has been associated since prior to 1998.

William J. Fagan, 41              Vice President                  Assistant Vice President of ACMC** with which
                                                                  he has been associated since prior to 1998.

Linda N. Kelley, 42               Vice President                  Assistant Vice President of ACMC** with which
                                                                  she has been associated since prior to 1998.

Joseph R. LaSpina, 42             Vice President                  Vice President of ABIRM** with which he has been
                                                                  associated since prior to 1998.

Eileen M. Murphy, 32              Vice President                  Vice President of ACMC** with which she has been
                                                                  associated since prior to 1998.

Maria C. Sazon, 37                Vice President                  Vice President of ACMC** with which she has been
                                                                  associated since prior to 1998.

Edmund P. Bergan, Jr., 53         Secretary                       Senior Vice President and the General Counsel of
                                                                  ABIRM** and AGIS** with which he has been
                                                                  associated since prior to 1998.


                                   Alliance Municipal Trust - Florida Portfolio
_______________________________________________________________________________



     NAME, ADDRESS*                POSITION(S) HELD                          PRINCIPAL OCCUPATION
         AND AGE                      WITH FUND                              DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

Mark D. Gersten, 52               Treasurer and Chief             Senior Vice President of AGIS** and Vice
                                  Financial Officer               President of ABIRM** with which he has
                                                                  been associated since prior to 1998.

Thomas R. Manley, 51              Controller                      Vice President of ACMC** with which he
                                                                  has been associated since prior to 1998.



* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**   ACMC, ABIRM, ACL and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

                      (This page left intentionally blank.)

ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO

1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

OPTION |1| OPTION |2|

FUND CODE |6| |6| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------

AllianceCapital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.


AMTFLAR0603

Alliance
Munucipal
Trust
-Florida Portfolio

AllianceCapital [logo](R)
Annual Report
June 30, 2003




ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.      DESCRIPTION OF EXHIBIT

     10 (b) (1)       Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (b) (2)       Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance Municipal Trust

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  August 22, 2003